FINANCE RECEIVABLES (Details 5) (USD $)	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Activity in the liability for unpaid claims and claim adjustment expenses for debt protection and reinsurance products
Balance, beginning of period	$ 2,975,238	$ 1,759,026	$ 653,926
Claim amount incurred, related to
Prior periods	1,408,375	962,354	906,342
Current period	1,817,715	1,980,567	984,708
Total	3,226,090	2,942,921	1,891,050
Claim amount paid, related to
Prior periods	1,124,298	564,645	376,690
Current period	1,451,072	1,162,064	409,260
Total	2,575,370	1,726,709	785,950
Balance, end of period	$ 3,625,958	$ 2,975,238	$ 1,759,026